Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
License Fee		$ 112,500	$ 112,500
Less accumulated amortization		(112,500)	(112,500)
License Fee, Net
Patents and intellectual property			35,482
Intangible assets net of accumulated amortization			$ 35,482